CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Parenthetical (USD $)	Dec. 31, 2012	Dec. 31, 2011
Preferred Stock, Par Value	$ 100	$ 100
Preferred Stock, Shares Authorized	6,000	6,000
Preferred Stock, Shares Outstanding	0	0